Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Share-based payment liabilities, current	€ 524	€ 839
Other non-financial liabilities, current	€ 4,818	€ 5,203
Share-based payment liabilities as % of B/S other non-financial liabilities, current	11.00%	16.00%
Share-based payment liabilities, non-current	€ 279	€ 462
Other non-financial liabilities, non-current	€ 705	€ 860
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	40.00%	54.00%
Share-based payment liabilities	€ 803	€ 1,302
Other non-financial liabilities	€ 5,523	€ 6,063
Share-based payment liabilities as % of B/S other non-financial liabilities	15.00%	21.00%